UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.
                                      Form 13F

                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEOLOGIC RESOURCE PARTNERS, LLC
               -------------------------------
Address:       535 Boylston Street
               -------------------------------
               Boston, MA 02116
               -------------------------------

Form 13F File Number:  28-11778
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          George R. Ireland
               --------------------------------------------
Title:         Principal of GRI Holdings, LLC, the Managing
               --------------------------------------------
               Member of Geologic Resource Partners, LLC
               --------------------------------------------
Phone:         617-849-8922
               --------------------------------------------

Signature, Place, and Date of Signing:

--------------------

/s/George R. Ireland        Boston, MA          August 14, 2012
--------------------        -------------       ---------------

Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number     Name
     None
     -------                  ---------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $205,731
                                            --------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

     1       28-14322                 GRI HOLDINGS LLC
             --------                 ----------------


                                                   GEOLOGIC RESOURCE PARTNERS LLC
                                         FORM 13F INFORMATION TABLE AS OF JUNE 30, 2012

                                                                                                             VOTING AUTHORITY
                                                          VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER ----------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP      X($1000)  PRN AMT    PRN  CALL  DISCRETN  MGRS  SOLE       SHARED  NONE
--------------               --------------    ------     --------  -------    ---  ----  --------  ----  --------   ------  ----
ANGLOGOLD ASHANTI LTD        SPON ADR          035128206   8,448      246,000  SH         DEFINED   1       246,000  0       0
AURICO GOLD INC.             COM               05155C105  30,351    3,789,100  SH         DEFINED   1     3,789,100  0       0
AURIZON MINES LTD            COM               05155P106   5,105    1,132,000  SH         DEFINED   1     1,132,000  0       0
BARRICK GOLD CORP            COM               067901108  17,119      455,658  SH         DEFINED   1       455,658  0       0
BLUE WOLF MONGOLIA HOLDINGS  UNIT 99/99/9999   G11962126   2,497      350,000  SH         DEFINED   1       350,000  0       0
CAMECO CORP                  COM               13321L108  10,439      475,602  SH         DEFINED   1       475,602  0       0
CLIFFS NATURAL RESOURCES INC COM               18683K101   7,689      156,000  SH         DEFINED   1       156,000  0       0
ETFS PALLADIUM TR            SH BEN INT        26923A106  23,450      409,027  SH         DEFINED   1       409,027  0       0
ETFS PLATINUM TR             SH BEN INT        26922V101   9,883       69,274  SH         DEFINED   1        69,274  0       0
FREEPORT-MCMORAN COPPER & GO COM               35671D857  15,313      449,462  SH         DEFINED   1       449,462  0       0
GOLD FIELDS LTD NEW          SPON ADR          38059T106   8,480      662,000  SH         DEFINED   1       662,000  0       0
GOLDCORP INC NEW             COM               380956409  19,098      508,200  SH         DEFINED   1       508,200  0       0
KINROSS GOLD CORP            COM NO PAR        496902404  17,347    2,128,500  SH         DEFINED   1     2,128,500  0       0
LAKE SHORE GOLD CORP         COM               510728108      78       88,000  SH         DEFINED   1        88,000  0       0
LONCOR RESOURCES INC         COM               54179W101   6,150    6,254,600  SH         DEFINED   1     6,254,600  0       0
SPDR GOLD TRUST              GOLD SHS          78463V107      80       10,000  SH   PUT   DEFINED   1        10,000  0       0
SPDR GOLD TRUST              GOLD SHS          78463V107  21,097      135,940  SH         DEFINED   1       135,940  0       0
SPDR SERIES TRUST            S&P METALS MNG    78464A755   3,107       75,000  SH         DEFINED   1        75,000  0       0

